Cover	May 27, 2020	Mar. 23, 2020
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	May 27, 2020
Entity Registrant Name	UNDER ARMOUR, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-33202
Entity Tax Identification Number	52-1990078
Entity Address, Address Line One	1020 Hull Street
Entity Address, City or Town	Baltimore
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21230
City Area Code	410
Local Phone Number	454-6428
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag		false
Entity Central Index Key		0001336917
Current Fiscal Year End Date		--12-31
Class A Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Class A Common Stock
Trading Symbol	UAA
Security Exchange Name	NYSE
Class C Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Class C Common Stock
Trading Symbol	UA
Security Exchange Name	NYSE